Related Party Transactions (Details)			12 Months Ended
	Apr. 10, 2017 USD ($)	Apr. 05, 2017 USD ($)	Dec. 31, 2017 USD ($) building	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)
Related Party Transaction [Line Items]
Note receivable from parent			$ 391,000,000	$ 285,000,000
Decrease in total equity			38,000,000
Finance charges			$ 3,174,000,000	3,022,000,000	$ 1,850,000,000
Independence Demand Note
Related Party Transaction [Line Items]
Interest rates (as a percent)			5.87%
OM Loans
Related Party Transaction [Line Items]
Servicing fees				0
Finance charges				0
OneMain Consumer Loan, Inc.
Related Party Transaction [Line Items]
Loan processing fee per underwritten approved application			$ 35
Loan processing fee			56,000,000	17,000,000
Insurance Claims | OneMain Insurance Subsidiaries
Related Party Transaction [Line Items]
Accounts receivable from related parties				0
Intercompany Agreements | Affiliated companies | Springleaf Consumer Loan, Inc. (SCLI) [Member]
Related Party Transaction [Line Items]
Aggregate purchase price			2,000,000			$ 4,000,000	$ 89,000,000
Unpaid principal balance of loans sold			2,000,000			$ 4,000,000		$ 89,000,000
Home and Auto Membership Plan Fees | OneMain Insurance Subsidiaries
Related Party Transaction [Line Items]
Accounts payable to related parties			2,000,000	0
Loan Purchase and Sale Agreements | Affiliated companies | OneMain Consumer Loan, Inc.
Related Party Transaction [Line Items]
Service fee expenses			2,000,000	3,000,000
Independence Demand Note | Independence Demand Note
Related Party Transaction [Line Items]
Note receivable from parent				2,900,000,000
OMFH revolving demand note, OneMain Acquisition closing | OneMain Financial Holdings, Inc. | OneMain Financial Holdings, Inc.
Related Party Transaction [Line Items]
Payable due to affiliates				0
SFI | Affiliated companies
Related Party Transaction [Line Items]
Note receivable from parent			391,000,000	285,000,000
Interest revenue on note receivable			$ 23,000,000	19,000,000	15,000,000
Capital contributions received to satisfy interest payments				10,000,000
Spring leaf General Services Corporation | Services Agreement | Affiliated companies
Related Party Transaction [Line Items]
Percentage of allocated cost of service			100.00%
Spring leaf General Services Corporation | Services Agreement | Affiliated companies | Springleaf Finance Management Corporation
Related Party Transaction [Line Items]
Service fee expenses			$ 460,000,000	243,000,000	224,000,000
Spring leaf General Services Corporation | License Agreement | Affiliated companies | Springleaf Finance Management Corporation
Related Party Transaction [Line Items]
Percentage of allocated cost of service			100.00%
Margin on the systems and software (as a percent)			7.00%
Percentage of actual cost incurred			100.00%
License fees			$ 1,000,000	6,000,000	6,000,000
Spring leaf General Services Corporation | Building Lease Agreement | Affiliated companies | Springleaf Finance Management Corporation
Related Party Transaction [Line Items]
Number of buildings leased | building			6
Annual rental fees		$ 4,000,000
Rent charged			$ 1,000,000	$ 4,000,000	4,000,000
OM Loans | Affiliated companies
Related Party Transaction [Line Items]
Capital contributions received to satisfy interest payments					$ 1,100,000,000
Springleaf Finance Management Corporation | Affiliated companies
Related Party Transaction [Line Items]
Payable due to affiliates			$ 1,000,000
Decrease in total equity	$ 38,000,000
Decrease in total assets	$ 65,000,000